Financial Assets and Liabilities - Summary of Changes in Fair Value of Level 3 Instruments (Parenthetical) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020
Level 3
Disclosure Of Financial Instruments [Line Items]
Gain on re-measurement of contingent consideration provision	$ 18.1	$ 1.3